ORINDA INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

	NUMBER OF
	SHARES	VALUE
REITS - 84.0%
Financials - 31.2%
American Homes 4 Rent - Series E, 6.35%	11,174	$289,407
AGNC Investment Corp.	170,000	2,597,600
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD + 5.11%) (a)(b)	157,542	3,757,377
AGNC Investment Corp. - Series D, 6.88% (3 Month LIBOR USD + 4.33%) (a)(b)	60,000	1,405,800
AGNC Investment Corp. - Series E, 6.50% (3 Month LIBOR USD + 4.99%) (a)	46,015	1,063,407
AGNC Investment Corp. - Series F, 6.13% (3 Month LIBOR USD + 4.70%) (a)	31,100	693,530
Annaly Capital Management, Inc.	280,000	2,240,000
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD + 4.99%) (a)(b)	95,097	2,247,142
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD + 4.17%) (a)	39,250	871,350
Annaly Capital Management, Inc. - Series I, 6.75% (3 Month LIBOR USD + 4.99%) (a)(b)	98,581	2,341,299
Apollo Commercial Real Estate Finance, Inc.	74,152	799,359
Arbor Realty Trust, Inc. (b)	214,000	2,850,480
Blackstone Mortgage Trust, Inc.	128,190	3,330,376
Chimera Investment Corp. - Series A, 8.00% (b)	74,755	1,801,595
Chimera Investment Corp. - Series B, 8.00% (3 Month LIBOR USD + 5.79%) (a)(b)	41,312	968,766
Chimera Investment Corp. - Series C, 7.75% (3 Month LIBOR USD + 4.74%) (a)	74,632	1,712,058
Chimera Investment Corp. - Series D, 8.00% (3 Month LIBOR USD + 5.38%) (a)(b)	79,733	1,874,523
Exantas Capital Corp., 8.63% (3 Month LIBOR USD + 5.92%) (a)	14,848	328,289
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD + 5.29%) (a)	85,500	1,923,750
KKR Real Estate Finance Trust, Inc.	30,000	546,900
Ladder Capital Corp.	35,000	319,200
New Residential Investment Corp. - Series A, 7.50% (3 Month LIBOR USD + 5.80%) (a)(b)	96,256	2,271,642
New Residential Investment Corp. - Series B, 7.13% (3 Month LIBOR USD + 5.64%) (a)(b)	108,751	2,465,385
New Residential Investment Corp. - Series C, 6.38% (3 Month LIBOR USD + 4.97%) (a)(b)	108,129	2,147,442
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD + 5.83%) (a)(b)	60,110	1,484,116
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD + 5.99%) (a)(b)	92,248	2,297,898
Ready Capital Corp., 6.20% (b)	39,810	982,113
Realty Income Corp.	26,952	1,616,311
Starwood Property Trust, Inc.	100,000	1,794,000
TPG RE Finance Trust, Inc. (b)	157,653	1,634,862
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD + 5.66%) (a)(b)	46,764	1,132,624
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD + 5.01%) (a)(b)	34,322	744,787
Two Harbors Investment Corp. - Series E, 7.50% (b)	64,221	1,516,258
		54,049,646

Real Estate - 52.8%
American Assets Trust, Inc.	10,000	286,900
American Finance Trust, Inc. - Series A, 7.50%	41,000	1,020,490
American Homes 4 Rent - Series D, 6.50% (b)	115,590	2,999,560
American Homes 4 Rent - Series F, 5.88%	6,029	157,538
American Homes 4 Rent - Series G, 5.88% (b)	40,222	1,063,470
American Homes 4 Rent - Series H, 6.25%	19,659	537,674
Armada Hoffler Properties, Inc. - Series A, 6.75%	47,760	1,185,403
Bluerock Residential Growth REIT, Inc.	110,000	1,122,000
Bluerock Residential Growth REIT, Inc. - Series C, 7.65%	9,728	248,470
Bluerock Residential Growth REIT, Inc. - Series D, 7.13% (b)	52,200	1,324,053
Boston Properties, Inc.	1,000	98,160
Brookfield Property REIT, Inc.	28,500	446,595
City Office REIT, Inc. (b)	59,217	519,333
City Office REIT, Inc. - Series A, 6.63% (b)	74,817	1,904,841
Colony Capital, Inc. - Series H, 7.13% (b)	120,411	2,822,434
Colony Capital, Inc. - Series I, 7.15% (b)	128,488	2,987,346
Colony Capital, Inc. - Series J, 7.13%	139,201	3,237,815
Columbia Property Trust, Inc.	30,800	430,584
DiamondRock Hospitality Co., 8.25%	50,000	1,317,500
Digital Realty Trust, Inc.	18,485	2,490,854
Digital Realty Trust, Inc. - Series C, 6.63%	46,168	1,200,830
Digital Realty Trust, Inc. - Series K, 5.85% (b)	48,000	1,353,120
Digital Realty Trust, Inc. - Series L, 5.20%	15,838	433,169
Duke Realty Corp.	30,000	1,141,800
Easterly Government Properties, Inc.	30,343	657,229
First Industrial Realty Trust, Inc.	12,500	523,500
Global Net Lease, Inc.	11,639	194,255
Global Net Lease, Inc. - Series A, 7.25% (b)	78,564	2,085,089
Global Net Lease, Inc. - Series B, 6.88%	50,904	1,282,781
Healthpeak Properties, Inc.	35,000	1,010,100
Hersha Hospitality Trust - Series C, 6.88%	13,000	243,745
Hersha Hospitality Trust - Series E, 6.50% (b)	55,755	1,035,370
Highwoods Properties, Inc.	39,300	1,505,190
Independence Realty Trust, Inc.	44,852	577,694
Investors Real Estate Trust - Series C, 6.63% (b)	49,046	1,275,196
Iron Mountain, Inc.	73,250	2,014,375
iStar, Inc. - Series D, 8.00% (b)	51,662	1,314,281
iStar, Inc. - Series I, 7.50%	35,793	905,921
Lexington Realty Trust	40,000	408,400
LTC Properties, Inc.	36,800	1,363,072
Medical Properties Trust, Inc.	58,300	1,131,020
Monmouth Real Estate Investment Corp. - Series C, 6.13%	60,000	1,500,000
National Retail Properties, Inc.	18,000	678,600
National Storage Affiliates Trust - Series A, 6.00%	40,295	1,073,459
Pebblebrook Hotel Trust - Series C, 6.50%	10,282	238,028
Pebblebrook Hotel Trust - Series E, 6.38% (b)	44,370	1,008,974
Pebblebrook Hotel Trust - Series F, 6.30%	3,184	71,353
Piedmont Office Realty Trust, Inc.	46,900	733,047
Plymouth Industrial REIT, Inc.	37,500	492,750
Prologis, Inc.	5,000	500,250
PS Business Parks, Inc. - Series Z, 4.88% (b)	37,900	1,029,364
QTS Realty Trust, Inc.	27,000	1,604,070
QTS Realty Trust, Inc. - Series A, 7.13% (b)	75,230	2,076,348
QTS Realty Trust, Inc. - Series B, 6.50%	5,000	675,100
Regency Centers Corp.	36,900	1,681,902
Rexford Industrial Realty, Inc.	10,000	479,200
Rexford Industrial Realty, Inc. - Series A, 5.88%	36,600	949,404
RLJ Lodging Trust - Series A, 1.95% (b)(c)	210,432	5,178,731
Sabra Health Care REIT, Inc.	67,025	1,104,572
Seritage Growth Properties - Series A, 7.00%	32,452	584,460
Simon Property Group, Inc.	3,000	247,710
SL Green Realty Corp. - Series I, 6.50% (b)	60,156	1,552,025
Spirit Realty Capital, Inc.	34,850	1,283,874
STAG Industrial, Inc.	148,414	4,419,769
Summit Hotel Properties, Inc. - Series E, 6.25%	41,215	923,216
Sunstone Hotel Investors, Inc. - Series E, 6.95%	38,898	961,947
Terreno Realty Corp.	27,714	1,605,749
UMH Properties, Inc. - Series C, 6.75% (b)	94,739	2,392,160
UMH Properties, Inc. - Series D, 6.38% (b)	54,000	1,335,960
VEREIT, Inc. (b)	83,600	592,724
Vornado Realty Trust	29,000	1,128,390
Vornado Realty Trust - Series K, 5.70% (b)	53,365	1,348,533
Vornado Realty Trust - Series L, 5.40% (b)	17,974	450,968
Vornado Realty Trust - Series M , 5.25% (b)	27,515	689,251
WP Carey, Inc.	42,000	2,906,820
		91,355,865

TOTAL REITS		145,405,511
(Cost $137,212,947)

PREFERRED STOCKS - 9.9%
Energy - 0.8%
Crestwood Equity Partners LP, 9.25%	2,076	14,594
Energy Transfer Operating LP - Series C, 7.38% (3 Month LIBOR USD + 4.53%) (a)(b)	33,032	678,147
Energy Transfer Operating LP - Series D, 7.63% (3 Month LIBOR USD + 4.73%) (a)	20,556	441,954
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD + 7.21%) (a)	24,643	245,691
		1,380,386

Financials - 4.0%
Annaly Capital Management, Inc. - Series D, 7.50% (b)	25,876	657,509
B Riley Financial, Inc., 6.50%	13,951	345,008
Capstead Mortgage Corp. - Series E, 7.50%	48,338	1,177,030
Dime Community Bancshares, Inc. - Series A, 5.50%	8,659	215,782
Invesco Mortgage Capital, Inc. - Series A, 7.75% (b)	48,724	1,161,093
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD + 5.18%) (a)(b)	58,008	1,331,864
MFA Financial, Inc. - Series B, 7.50%	10,264	245,310
Oaktree Capital Group LLC - Series B, 6.55% (b)	40,000	1,095,600
Ready Capital Corp., 7.00%	28,603	700,773
		6,929,969

Industrials - 1.2%
Triton International Ltd., 8.00% (c)	3,500	94,465
Triton International Ltd., 7.38% (c)	51,600	1,354,500
Triton International Ltd., 6.88% (c)	26,812	689,336
		2,138,301

Real Estate - 3.9%
Bluerock Residential Growth REIT, Inc. - Series A, 8.25% (b)	42,266	1,080,742
Hersha Hospitality Trust - Series D, 6.50%	76,549	1,440,652
iStar, Inc. - Series G, 7.65%	22,245	559,017
Landmark Infrastructure Partners LP - Series B, 7.90%	33,399	833,305
Summit Hotel Properties, Inc. - Series D, 6.45%	19,791	442,725
VEREIT, Inc. - Series F, 6.70% (b)	93,967	2,379,244
		6,735,685

TOTAL PREFERRED STOCKS		17,184,341
(Cost $16,505,566)

CONVERTIBLE PREFERRED STOCKS - 0.8%
Real Estate - 0.8%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	74,316	1,331,000

TOTAL CONVERTIBLE PREFERRED STOCKS		1,331,000
(Cost $1,844,542)

	PRINCIPAL
	AMOUNT
CORPORATE BONDS - 0.8%
Industrials - 0.8%
General Electric Co. - Series D,
5.000% (3 Month LIBOR USD + 3.33%), 12/29/2049 (a)	$1,500,000	1,337,646

TOTAL CORPORATE BONDS		1,337,646
(Cost $1,498,125)
	NUMBER OF
EXCHANGE TRADED FUNDS - 0.1%	SHARES
iShares U.S. Real Estate ETF	2,000	168,320

TOTAL EXCHANGE TRADED FUNDS		168,320
(Cost $161,026)

CLOSED-END MUTUAL FUNDS - 0.9%
Nuveen Preferred Income Opportunities Fund (b)	170,000	1,547,000

TOTAL CLOSED-END MUTUAL FUNDS		1,547,000
(Cost $1,383,440)

SHORT-TERM INVESTMENTS - 4.2%
First American Treasury Obligations Fund, 0.05% (d)	7,256,275	7,256,275

TOTAL SHORT-TERM INVESTMENTS		7,256,275
(Cost $7,256,275)

TOTAL INVESTMENTS
(Cost $165,861,921) - 100.7%		174,230,093
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%		(1,130,333)

TOTAL NET ASSETS - 100.0%		$173,099,760

Percentages are stated as a percent of net assets.

(a)	Variable Rate Security. The rate shown represents the rate at November 30, 2020.
(b)	All or a portion of the security has been segregated for open short positions.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Seven-day yield as of November 30, 2020.

ORINDA INCOME OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS
NOVEMBER 30, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close.  Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are
The inputs and valuation techniques used to measure the fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of November 30, 2020, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
REITs
Financials	$54,049,646	$54,049,646	$-	$-
Real Estate	91,355,865	91,355,865	-	-
Total REITs	145,405,511	145,405,511	-	-
Preferred Stocks
Energy	1,380,386	1,380,386	-	-
Financials	6,929,969	6,929,969	-	-
Industrials	2,138,301	2,138,301	-	-
Real Estate	6,735,685	6,735,685	-	-
Total Preferred Stocks	17,184,341	17,184,341	-	-
Convertible Preferred Stocks
Real Estate	1,331,000	1,331,000	-	-
Total Convertible Preferred Stocks	1,331,000	1,331,000	-	-
Corporate Bonds
Industrials	1,337,646	-	1,337,646	-
Total Corporate Bonds	1,337,646	-	1,337,646	-
Exchange Traded Funds	168,320	168,320	-	-
Closed-End Mutual Funds	1,547,000	1,547,000	-	-
Short-Term Investments	7,256,275	7,256,275	-	-
Total Investments in Securities	$174,230,093	$172,892,447	$1,337,646	$-
Total Assets	$174,230,093	$172,892,447	$1,337,646	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair value pricing are categorized as Level 2 in the hierarchy.

For the period ending November 30, 2020, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.